Income Taxes (Components of Net Deferred Tax Assets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Deferred tax assets:
Allowance for credit losses	¥ 497,419	¥ 570,049
Operating loss carryforwards	150,922	110,211
Loans	11,240	13,295
Accrued liabilities and other	173,405	172,959
Premises and equipment, including sale-and-leaseback transactions	86,773	86,461
Derivative financial instruments		95,593
Accrued severance indemnities and pension plans	57,398	17,286
Valuation allowance	(208,282)	(274,010)
Total deferred tax assets	768,875	791,844
Deferred tax liabilities:
Investment securities (including trading account assets at fair value under fair value option)	1,000,966	1,321,462
Intangible assets	86,672	147,173
Lease transactions	82,816	74,605
Derivative financial instruments	17,466
Other	70,860	70,352
Total deferred tax liabilities	1,258,780	1,613,592
Net deferred tax assets (liabilities)	¥ (489,905)	¥ (821,748)